SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Staff advance	$ 3,332	$ 55,512
Deposit	3,847
VAT recoverable	540,016
Loan to the third party	633,587	943,376
Others	10,297	2,749
Subtotal	1,191,079	1,001,637
Less: allowance for credit losses	(636,501)
Total of other current assets	$ 554,578	$ 1,001,637